Other liabilities (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 26,826	$ 24,929	$ 51,188
Accrual of the year	2,822	4,679	5,391
Use of the provision	(1,507)	(1,906)	(2,580)
Translation differences	3,562	(876)	(3,918)
Balances at the end of year	31,703	26,826	24,929
Legal proceedings provision
Disclosure of other provisions [line items]
Balances at the beginning of the year	5,878	4,730	935
Accrual of the year	3,661	2,772	1,157
Use of the provision	(810)	(1,089)	(974)
Acquisition of subsidiary (Note 26)	0	0	4,117
Translation differences	196	(535)	(505)
Balances at the end of year	$ 8,925	$ 5,878	$ 4,730